Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for Principal Executive Officer (“PEO”)	Compensation Actually Paid to PEO(1)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (“NEOs”)	Average Compensation Actually Paid to Non-PEO NEOs(1)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return (“TSR”)(2)	Net Income (Loss)(3) (millions)
2024	$62,195	$3,723,190	$340,165	$337,755	$37.42	$(24.05)
2023	$62,195	$(4,286,114)	$323,798	$270,703	$28.23	$(20.71)
2022	$62,195	$(49,087,719)	$386,760	$94,383	$33.39	$(18.30)

PEO Total Compensation Amount		$ 62,195	$ 62,195	$ 62,195
PEO Actually Paid Compensation Amount	[1]	3,723,190	(4,286,114)	(49,087,719)
Non-PEO NEO Average Total Compensation Amount		340,165	323,798	386,760
Non-PEO NEO Average Compensation Actually Paid Amount	[1]	$ 337,755	270,703	94,383
Equity Valuation Assumption Difference, Footnote [Text Block]

Amounts represent the Summary Compensation Table Total Compensation for the applicable fiscal year adjusted as follows:

	2022		2023		2024
	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs	PEO	Average non- PEO NEOs
Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table	-	(134,920)	-	$(72,040)	-	$(84,520)

Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	-	46,680	-	$42,880	-	$59,000

Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	-	-	-	-	-	-

Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	(49,149,914)	(109,265)	$(4,348,309)	$(12,967)	$3,660,995	$13,483

Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	-	(94,872)	-	$(10,968)	-	$9,627

Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year	-	-	-	-	-	-

Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation	-	-	-	-	-	-

Total Adjustments	(49,149,914)	(292,377)	$(4,348,309)	$(53,095)	$3,660,995	$(2,410)

Compensation Actually Paid and Cumulative TSR

Compensation Actually Paid and Cumulative TSR

As shown in the following graph, the compensation actually paid to Mr. Fischel and the average amount of compensation actually paid to our named executive officers as a group (excluding Mr. Fischel) during the periods presented are positively correlated to total shareholder return (TSR). We have not historically aligned executive compensation with TSR. Our stock incentive programs, which are an integral part of our executive compensation program, are tied to Company performance because they provide value only if the market price of our common stock increases and if the executive officer continues in our employment over the vesting period. These stock awards strongly align our executive officers’ interests with those of our stockholders by providing a continuing financial incentive to maximize long-term value for our stockholders and by encouraging our executive officers to continue in our employment for the long-term. Additionally, part of the compensation of our named executive officers other than our PEO consists of annual performance-based cash bonuses which are designed to provide appropriate incentives for our executives to achieve defined annual corporate goals and to reward our executives for individual achievement towards these goals. See the Executive Compensation section for a discussion of our compensation programs.

Compensation Actually Paid and Net Income (Loss)

Compensation Actually Paid and Net Income (Loss)

Between 2022 and 2024, our net loss increased; although the compensation paid for both our PEO and non-PEO NEOs increased to reflect contributions to, and performance on, Company initiatives.

Total Shareholder Return Amount	[2]	$ 37.42	28.23	33.39
Net Income (Loss) Attributable to Parent	[3]	$ (24,050,000.00)	$ (20,710,000)	$ (18,300,000)
PEO Name		Mr. David Fischel	Mr. David Fischel	Mr. David Fischel
Additional 402(v) Disclosure [Text Block]

We seek to incentivize long-term performance and therefore do not specifically align our performance measures with “compensation actually paid” (as computed in accordance with Item 402(v) of Regulation S-K) for a particular year. In accordance with Item 402(v) of Regulation S-K, we are providing the following descriptions of the relationships between information presented in the Pay Versus Performance table.

PEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		$ 3,660,995	$ (4,348,309)	$ (49,149,914)
PEO [Member] | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		3,660,995	(4,348,309)	(49,149,914)
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
PEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(2,410)	(53,095)	(292,377)
Non-PEO NEO [Member] | Deduction for ASC 718 Fair Value as of Grant Date Reported under the Stock Awards and Option Awards Columns in the Summary Compensation Table [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		(84,520)	(72,040)	(134,920)
Non-PEO NEO [Member] | Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		59,000	42,880	46,680
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		13,483	(12,967)	(109,265)
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments		9,627	(10,968)	(94,872)
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments
Non-PEO NEO [Member] | Value of Dividends or other Earnings Paid on Stock or Option Awards not Otherwise Reflected in Fair Value or Total Compensation [Member]
Pay vs Performance Disclosure [Table]
Total Adjustments

[1]	Amounts represent compensation actually paid to our CEO, Mr. David Fischel, who was our Principal Executive Officer or “PEO” for each of the years shown, and the average compensation actually paid to our CFO, Ms. Peery, as our remaining NEO or “Non-PEO NEO” for the relevant fiscal year. Amounts were computed in accordance with Item 402(v) of Regulation S-K and do not reflect the actual amount of compensation earned by or paid to Mr. Fischel or Ms. Peery during the applicable year.
[2]	Cumulative total shareholder return (TSR) is calculated by dividing the sum of the cumulative amount of dividends for the measurement period, assuming dividend reinvestment, and the difference between our company’s share price at the end and the beginning of the measurement period by our company’s share price at the beginning of the measurement period. No dividends were paid on stock or option awards in any applicable period.
[3]	The dollar amounts reported represent the amount of net income (loss) reflected in our consolidated audited financial statements for the applicable year.